Condensed Financial Information Of Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	1,086,521	1,125,048	161,603
Short-term investments	441,513	—	—
Prepaid expenses and other current assets	11,950	1,244	177
Amounts due from subsidiaries	695,194	1,093,781	157,112
Total current assets	2,235,178	2,220,073	318,892
Non-current assets
Other non-current assets	—	26,849	3,857
Total non-current assets		26,849	3,857
TOTAL ASSETS	2,235,178	2,246,922	322,749

LIABILITIES AND SHAREHOLDERS’ DEFICIT
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	6,268	6,942	997
Total current liabilities	6,268	6,942	997
Non-current liabilities
Investment in subsidiaries	2,556,801	2,970,297	426,656
Other non-current liabilities	11,228	7,834	1,125
Total non-current liabilities	2,568,029	2,978,131	427,781
TOTAL LIABILITIES	2,574,297	2,985,073	428,778

SHAREHOLDERS’ DEFICIT
Class A ordinary shares (par value of US$0.00005, 796,062,195 shares authorized; 1,818,383 and 1,830,183 shares issued as of December 31, 2018 and December 31, 2019, respectively; 1,773,301 and 1,728,006 shares outstanding as of December 31, 2018 and 2019, respectively)	1	1	—
Class B ordinary shares (par value of US$0.00005, 826,389 shares authorized; 826,389 and 826,389 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	—	—	—
Class C ordinary shares (par value of US$0.00005, 203,111,416 shares authorized; 4,265,286 and 4,258,686 shares issued and outstanding as of December 31, 2018 and December 31,2019, respectively)	1	1	—
Treasury stock	—	—	—
Additional paid-in capital	2,391,822	2,363,999	339,567
Accumulated other comprehensive income	118,827	142,435	20,460
Accumulated deficit	(2,849,770)	(3,244,587)	(466,056)
TOTAL SHAREHOLDERS’ DEFICIT	(339,119)	(738,151)	(106,029)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	2,235,178	2,246,922	322,749

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cost of revenues	(19,244)	(475)	(317)	(46)
Gross profit	(19,244)	(475)	(317)	(46)
Operating expenses
Sales and marketing expenses	(75,237)	(820)	(674)	(97)
General and administrative expenses	(194,878)	(15,335)	(22,850)	(3,282)
Total operating expenses	(270,115)	(16,155)	(23,524)	(3,379)
Loss from operations	(289,359)	(16,630)	(23,841)	(3,425)
Interest income	1,592	33,525	38,331	5,505
(Loss)/profit before income tax expenses	(287,767)	16,895	14,490	2,080
Income tax expenses	—	—	—	—
Loss from investment in subsidiaries	(630,947)	(943,781)	(409,307)	(58,793)
Net loss	(918,714)	(926,886)	(394,817)	(56,713)

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net loss	(918,714)	(926,886)	(394,817)	(56,713)
Other comprehensive (loss)/income, net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	(8,759)	127,586	23,608	3,391
Total comprehensive loss	(927,473)	(799,300)	(371,209)	(53,322)

.

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data)

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(918,714)	(926,886)	(394,817)	(56,713)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation	288,763	3,851	2,970	427
Loss from investment in subsidiaries	813,313	1,032,235	413,496	59,395
Amounts due to subsidiaries	(751,735)	(185,537)	(398,587)	(57,253)
Prepaid expenses and other current assets	—	(19,276)	18,032	2,594
Other non-current liabilities	—	11,228	(3,394)	(488)
Accrued expenses and other current liabilities	75	4,231	1,531	220
Net cash used in operating activities	(568,298)	(80,154)	(360,769)	(51,818)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	—	(814,539)	—	—
Proceeds from maturity of short-term investments	—	396,852	436,228	62,660
Loan to employees	—	—	(26,849)	(3,857)
Net cash (used in)/ generated from investing activities	—	(417,687)	409,379	58,803
CASH FLOWS FROM FINANCING ACTIVITIES
Amounts due from related parties	—	245,654	—	—
Payment for share repurchase	—	(33,971)	(31,650)	(4,546)
Proceeds from initial public offering, Net of issuance cost of 80,128	—	1,109,517	—	—
Capital contribution from series B and B+ convertible redeemable preferred shareholders	732,709	—	—	—
Net cash generated from/ (used in) financing activities	732,709	1,321,200	(31,650)	(4,546)
Effect of exchange rate charges	(8,759)	107,510	21,567	3,095
Net increase in cash and cash equivalents	155,652	930,869	38,527	5,534
Cash and cash equivalents at beginning of the year	—	155,652	1,086,521	156,069
Cash and cash equivalents at end of the year	155,652	1,086,521	1,125,048	161,603

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(Amounts in thousands, except for share and per share data)

1.

Schedule I has been provided pursuant the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.

The condensed financial information of Sunlands Technology Group has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Group. No dividend was paid by the Group's subsidiaries to their parent company in 2017, 2018 and 2019.